Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 175,926,247	$ 111,460,161
Increase (decrease) in existing provisions	39,598,520	66,478,287
Provisions used	(3,214,685)	(3,977,591)
Reversal of unused provision	(1,474,149)	(3,612,445)
Increase from adjustment to time value of money	4,115,292	4,356,650
Foreign currency translation	(1,274,750)	1,221,185
Total changes in provisions	37,750,228	64,466,086
Ending balance	213,676,475	175,926,247
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	13,531,190	17,352,876
Increase (decrease) in existing provisions	5,905,427	3,749,833
Provisions used	(1,471,151)	(3,946,144)
Reversal of unused provision	(1,474,149)	(3,612,445)
Foreign currency translation	(156,143)	(12,930)
Total changes in provisions	2,803,984	(3,821,686)
Ending balance	16,335,174	13,531,190
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	160,649,977	92,402,517
Increase (decrease) in existing provisions	29,964,811	62,688,286
Provisions used	(1,743,534)	(31,436)
Increase from adjustment to time value of money	4,115,292	4,356,650
Foreign currency translation	(1,118,607)	1,233,960
Total changes in provisions	31,217,962	68,247,460
Ending balance	191,867,939	160,649,977
Environment and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	1,745,080	1,704,768
Increase (decrease) in existing provisions	3,728,282	40,168
Provisions used		(11)
Foreign currency translation		155
Total changes in provisions	3,728,282	40,312
Ending balance	$ 5,473,362	$ 1,745,080